Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment	$ 1,267	$ 4,686	$ 1,283
Percentage of equity interest pledged	100.00%
Carrying amount solar system owned	$ 106,438	125,793
Photovoltaic (PV) Solar Systems
Property, Plant and Equipment [Line Items]
Carrying amount solar system owned		$ 24,602